6. Finance Income and Costs	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Finance Income and Costs

Note 6 — Finance Income and Costs

The details of finance income and costs on the statements of loss and comprehensive loss are as follows:

Finance income	2017	2016*	2015*
Finance income from variation of fair value on interest rate swap agreements	$–	$18,096	$33,558
Other finance income	9,223	1,521	1,331
Total finance income	$9,223	$19,617	$34,889

Finance costs	2017	2016*	2015*
Finance cost on note payable to underwriters and other debt	$2,429,551	$2,638,729	$2,913,809
Interest expense of bank loans, revolving line of credit and finance leases	891,288	1,117,405	1,045,243
Total finance costs	$3,320,839	$3,756,134	$3,959,052

*   Restated for discontinued operations (see note 9 — Discontinued Operations)